Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw materials and work in process	$ 7,050	$ 2,722
Leaf tobacco	32,763	34,977
Other	989	738
Gross inventory	76,731	96,618
LIFO reserve	(5,752)	(5,381)
Net inventory	70,979	91,237
Inventory Valuation Allowance [Member]
Movement in Valuation Allowance [Roll Forward]
Balance at beginning of period	(2,504)	(459)
Charged to cost and expense	(20,001)	(2,132)
Deductions for inventory disposed	1,003	263
Other	0	(176)
Balance at end of period	(21,502)	(2,504)
Smokeless Products [Member]
Inventories [Abstract]
Finished goods	5,680	6,321
Smoking Products [Member]
Inventories [Abstract]
Finished goods	13,138	14,666
NewGen Products [Member]
Inventories [Abstract]
Finished goods	$ 17,111	$ 37,194